CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary the Company's capital
The Company’s capital at December 31, 2019 and 2018 is as follows:

As at	December 31, 2019	December 31, 2018
Share capital	$886,309	$923,964
Reserves	28,843	35,135
Accumulated other comprehensive income (loss)	14,571	(87,911)
Retained earnings	887,031	391,918
	$1,816,754	$1,263,106